Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions
Related Party Balances and Transactions

Note 15 – Related Party Balances and Transactions

The relationship of related parties is summarized as follows:

Name of Related Party	Relationship to the Group
Zhengyu Wang(i)	Controlling shareholder of the Company
Yefang Zhang(i)	Chairwoman
Wangfeng Yan	Chief Executive Officer
Aihong Wang	A relative of Zhengyu Wang
LiShui JiuAnJu Commercial Trade Co., Ltd. (“LJC”)	Controlled by Wangfeng Yan
Forasen Group	Controlled by Zhengyu Wang
Zhejiang Nongmi Food Co., Ltd. (“Nongmi Food”)	Controlled by Yefang Zhang
Zhejiang Nongmi Biotechnology Co., Ltd. (“Nongmi Biotechnology”)	Controlled by Yefang Zhang
Zhejiang Nongmi Ecological Technology Co., Ltd. (“Nongmi Ecological”)	Controlled by Yefang Zhang
Zhejiang Nongmi Ecological Technology Co., Ltd. (“Nongmi Ecological”)	A company controlled by Yefang Zhang

(i) Effective December 19, 2024, Mr. Zhengyu Wang resigned as Chairman of the Board of Directors and Ms. Yefang Zhang served as Chairwoman. Mr. Zhengyu Wang remains a controlling shareholder of the Group after his resignation.

Due from a related party

The balances due from related party were as follows:

	December 31,	December 31,
	2024	2023
Mr. Zhengyu Wang	$118,025	$-
Total	$118,025	$-

As of December 31, 2024, the Group had advanced funds to Mr. Zhengyu Wang for expanding business, such funds have been collected as of this annual report filing date.

Due to related parties

The balances due to related parties were as follows:

	December 31,	December 31,
	2024	2023
Mr. Zhengyu Wang and his affiliates	$-	$730,658
Mr. Wangfeng Yan, and his affiliates	11,576	142,065
Total	$11,576	$872,723

As of December 31, 2023, the Group borrowed $730,658 from Mr. Zhengyu Wang and his affiliates to obtain working capital.

Mr. Wangfeng Yan, and his affiliates, also made advances to the Group. The balance due to Mr. Wangfeng Yan and his affiliates was $11,576 and $142,065 as of December 31, 2024 and 2023, respectively.

All balances due to related parties were unsecured, interest-free and due upon demand.

Lease arrangement with related party

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Food Co., Ltd. (“Nongmi Food”) to lease part of its production facilities of approximately 1,180 square meters to Nongmi Food for ten years with monthly rent of approximately $2,100 (RMB15,338). For the years ended December 31, 2024, 2023 and 2022, the Group recorded rent income of nil, $64,231 and $23,001, respectively from Nongmi Food.

On July 13, 2021, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Biotechnology Co., Ltd. (“Nongmi Biotechnology”) to lease part of its production facilities of approximately 1,914 square meters to Nongmi Biotechnology for ten years with monthly rent of approximately $5,300 (RMB38,280). For the years ended December 31,2024, 2023 and 2022, the Group recorded rent income of nil, $28,149 and $66,038, respectively from Nongmi Biotechnology.

On March 1, 2023, Tantech Bamboo signed a lease agreement with Zhejiang Nongmi Ecological Technology Co., Ltd (“Nongmi Ecological”) to lease part of its production facilities of approximately 479 square meters to Nongmi Ecological for five years with monthly rent of approximately $1,700 (RMB11,975). For the years ended December 31,2024, 2023 and 2022, the Group recorded rent income of nil, $18,937 and nil, respectively from Nongmi Ecological.

Guaranty provided by related parties

Mr. Zhengyu Wang, Ms. Yefang Zhang, Ms. Aihong Wang, Forasen Group and LJC provided guarantees to the Group’s bank loans (See Note 12).